DECOMMISSIONING AND RESTORATION LIABILITY (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 30,045	$ 24,937
Discount rate	2.26%	2.31%
Inflation rate	1.99%	2.08%
Periods	2028	2028